Consolidated Statements of Comprehensive Income - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income
Loss for the year	kr (436,511)	kr (32,578)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	(9,352)	(11)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods	(9,352)	(11)
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain on defined benefit plans	1,216
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods:	1,216
Other comprehensive income/(loss) for the year	(8,137)	(11)
Total comprehensive loss for the year	(444,648)	(32,589)
Attributable to:
Equity holders of the Parent Company	(438,343)	kr (32,589)
Non-controlling interests	kr (6,305)